Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of basic and diluted earnings per share

Earnings per share

	2025	2024	2023
Profit after tax attributable to equity shareholders (£m)	1,667	1,442	1,049
Weighted average number of shares (million)	9,004	9,142	9,235
Less: weighted average number of treasury shares and shares held by EBTs (million)[1]	(22)	(10)	(2)
Basic weighted average number of shares (million)	8,982	9,132	9,233
Effect of dilutive potential shares (million)	44	43	30
Diluted weighted average number of shares (million)	9,026	9,175	9,263
Basic earnings per share (pence)	18.6	15.8	11.4
Diluted earnings per share (pence)	18.5	15.7	11.3

[1] The total number of shares held as at 31 December 2025 was 47.0m, of which 45.7m were treasury shares. The impact of these shares on the basic weighted average number of shares was only 22m because these shares were acquired towards the end of the accounting period. These shares were acquired to meet the equity-settled share-based payment obligations vesting in Q1 2026.